Impact Bond Fund Investment Strategy - Impact Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	●The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in fixed income instruments. The Fund's portfolio is diversified among a large number of companies across different industries and economic sectors.●The Fund seeks to make investments that generate positive impact in accordance with GuideStone Capital Management, LLC’s (the Adviser) Christian values, alongside financial returns. The Adviser utilizes its impact framework to assess whether its investments with nonprofit organizations, and the Sub-Advisers’ investments in companies, effectively promote the Adviser's three impact themes: Sanctity of Life and Spreading the Gospel; Human Dignity and Advancement; and Stewardship of God's Creation.●The Fund invests primarily in:●Obligations issued or guaranteed by: ●The U.S. government, its agencies and instrumentalities; ●Domestic banks and corporations; and ●Foreign governments, banks and corporations. ●Mortgage- and asset-backed securities. ●Municipal bonds, the interest of which is taxable or tax exempt. ●Repurchase agreements related to the above instruments.●When selecting investments, the Adviser and/or Sub-Adviser(s) will consider whether investments promote impact goals, including, but not limited to, decent work and economic growth, good health and well-being, quality education, reduced inequalities, affordable and clean energy and responsible consumption and production.●The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (Moody’s) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (Fitch). The Fund invests primarily in investment grade securities but may invest up to 5% of its assets in below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers.●The average dollar-weighted duration of the Fund normally varies, in years, between +/- 20% of the duration of the Bloomberg US Aggregate Bond Index. As of March 31, 2026, the average dollar-weighted duration of the Index was 5.82 years. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. Similarly, the longer the Fund's dollar-weighted average duration, the more sensitive the Fund will be to interest rate changes than a fund with shorter dollar-weighted average duration.●The Fund may hold assets in obligations denominated in currencies other than the U.S. dollar and may also invest in U.S. dollar-denominated securities of foreign issuers. Unhedged non-U.S. dollar currency exposure is limited to 5% of the Fund's total market value.●The Fund may use futures, options, swaps and forwards to gain exposure to foreign markets and currencies. A Sub-Adviser may make currency investment decisions independent of its underlying security selections. The Fund may also use derivatives, including futures, options, swaps and forwards as a substitute for investing directly in an underlying asset, to increase return, to manage risk, to hedge against losses or as an alternative to selling a security short.●The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.●The Fund may invest its uninvested cash in high-quality, short-term debt securities, which may include repurchase agreements and high-quality money market instruments, and also may invest its uninvested cash in the GuideStone Funds Money Market Fund. To the extent the Fund invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies. Generally, these securities offer less potential for gains than other types of securities.●In addition, the Adviser may allocate assets to debt securities of other funds, pooled investment vehicles and nonprofit organizations that it believes will generate both a positive impact congruent with its Christian values and financial returns.●The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.●In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.